Taxes - Net Deferred Income Tax Asset Rollforward (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [Line Items]
Balance at the beginning of the period	$ (18,219)	$ (20,227)	$ (20,067)
Deferred tax provision for the period	(2,933)	2,055	(5,960)
Deferred tax income net recorded in share of the profit of equity method accounted investees	0	0	2
Acquisition of subsidiaries	0	0	1,871
Unrealized (gain) on cash flow hedges	(1,035)	801	(594)
Exchange differences on translation of foreign operations	(93)	18	1,002
Remeasurements of the net defined benefit liability	(368)	(399)	405
Retained earnings of equity method accounted investees	0	0	954
Restatement effect of the period and beginning balances associated with hyperinflationary economies	(82)	(803)	121
Balance at the end of the period	(22,730)	(18,219)	(20,227)
Discontinued operations
Disclosure of income taxes [Line Items]
Related discontinued operations		$ 336	$ 2,039